Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,560,290.00
Previously Paid Amount	0.00
Total Fee Amount	2,688.48
Total Offset Amount	0.00
Net Fee	2,688.48
Narrative - Max Aggregate Offering Price	$ 17,560,290.00
Final Prospectus	true